PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAIDS AND OTHER	PREPAIDS AND OTHER The components of prepaids and other at December 31 were as follows:

	2013	2012
Inventory advances	$21,382	$17,613
Insurance and licenses	4,735	2,374
Other	2,624	4,265
	$28,741	$24,252